Withholding Taxes Receivables, Net (Details) - Schedule of Withholding Tax Receivables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Withholding Tax Receivables [Abstract]
Balance at January 1,	$ 2,691,096	$ 3,531,953
Addition	739,573	749,205
Collection	(545,233)	(1,008,194)
Write off/Allowance for uncollectible	(683,344)	(448,243)
Exchange difference	22,754	(133,625)
Balance at December 31,	$ 2,224,846	$ 2,691,096